Share-based Payment Awards, Stock Options, Valuation Assumptions (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected dividend yield	1.00%	[1]	4.10%	[2]	4.14%	[2]	4.00%	[2]
Risk-free interest rate	1.29%	[3]	1.28%	[3]	2.59%	[3]	2.87%	[3]
Expected stock price volatility	28.20%	[4]	23.78%	[5]	25.55%	[5]	26.85%	[5]
Expected term	6 years 6 months	[6]	6 years 6 months	[7]	6 years 3 months	[7]	6 years 3 months	[7]

[1]	Determined using a constant dividend yield during the expected term of the Zoetis stock option.
[2]	Determined using a constant dividend yield during the expected term of the Pfizer stock option.
[3]	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
[4]	Determined using implied volatility.
[5]	Determined using implied volatility, after consideration of historical volatility for Pfizer stock.
[6]	Determined using expected exercise and post-vesting termination patterns.
[7]	Determined using historical exercise and post-vesting termination patterns.